INCOME TAXES (Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Income taxes | ₪			₪ 30,933	₪ 16,179	₪ 9,410
Statutory tax rate		24.00%	24.00%	25.00%	26.50%
Tax computed by statutory tax rate | ₪			₪ 7,424	₪ 4,044	₪ 2,494
Tax increments (savings) due to:
Non-deductible expenses | ₪			51	70	29
Tax exempt Income | ₪			(343)	(33)	(98)
Profit or loss for tax for which deferred taxes were not provided | ₪			(1,196)	1,198
Changes in tax rates | ₪				88
Temporary differences for which deferred taxes were not provided | ₪			(132)		170
Previous year taxes | ₪			141		(69)
Other | ₪			(35)	(40)	40
Total Reconciliation of the statutory tax rate to the effective tax rate | ₪			₪ 5,910	₪ 5,327	₪ 2,566
US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Income taxes | $		$ 8,921
Statutory tax rate		24.00%	24.00%
Tax computed by statutory tax rate | $		$ 2,141
Tax increments (savings) due to:
Non-deductible expenses | $		15
Tax exempt Income | $		(99)
Profit or loss for tax for which deferred taxes were not provided | $		(345)
Changes in tax rates | $
Temporary differences for which deferred taxes were not provided | $		(38)
Previous year taxes | $		40
Other | $		(9)
Total Reconciliation of the statutory tax rate to the effective tax rate | $	[1]	$ 1,705

[1]	Convenience Translation into US Dollars.